Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 0	¥ 5,849
Loan forgiveness or debt to equity swaps charge-offs	140,371	22,757
Interest rate reduction and/or postponement of principal and/or interest	345,790	472,594
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	5,849
Loan forgiveness or debt to equity swaps charge-offs	140,371	22,757
Interest rate reduction and/or postponement of principal and/or interest	325,011	451,388
Domestic | Housing loan | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	3,257	4,996
Domestic | Other | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	9,557	10,288
Domestic | Large companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	5,849
Loan forgiveness or debt to equity swaps charge-offs	140,371	22,757
Interest rate reduction and/or postponement of principal and/or interest	256,773	375,248
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	55,424	60,856
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	¥ 20,779	¥ 21,206